THE TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

  PRINCIPAL                                                                      YIELD TO
    AMOUNT                                                           MATURITY    MATURITY/
(IN THOUSANDS)                  SECURITY DESCRIPTION                   DATE        RATE          VALUE
--------------    -------------------------------------------------  ---------   ---------   -------------
U.S. TREASURY OBLIGATIONS (40.6%)
$      46,000     United States Treasury Bills.....................     5/7/98      4.383%   $  45,971,250
       74,000     United States Treasury Bills.....................    5/14/98      4.215       73,901,128
       15,000     United States Treasury Notes.....................   10/31/98      4.750       14,952,183
        3,000     United States Treasury Notes.....................    8/15/98      5.875        3,001,892
        3,000     United States Treasury Notes.....................    8/31/98      6.125        3,003,294
        5,900     United States Treasury Notes.....................   10/31/98      5.875        5,907,128
       35,000     United States Treasury Notes.....................    1/31/99      5.875       35,106,835
       15,000     United States Treasury Notes.....................    2/28/99      6.875       15,036,393
       30,000     United States Treasury Notes.....................    4/30/99      6.375       30,249,305
                                                                                             -------------
                                                                                               227,129,408
                                                                                             -------------

REPURCHASE AGREEMENTS (59.3%)
       15,108     Goldman Sachs Repurchase Agreement, dated
                    4/30/98, at 5.52%, proceeds include interest
                    $15,110,317 (e)................................     5/1/98      5.520       15,108,000
      241,157     Goldman Sachs Repurchase Agreement, dated
                    4/30/98, at 5.35%, proceeds include interest
                    $241,192,839 (e)...............................     5/1/98      5.350      241,157,000
       25,000     Greenwich Repurchase Agreement, dated 4/30/98, at
                    5.50%, proceeds include interest $25,003,819
                    (collateralized by $50,283,000 U.S. Treasury
                    Strips 5.81% through 5.99%, due 5/15/08 through
                    5/15/13, valued at $25,501,644)................     5/1/98      5.500       25,000,000
       25,000     Merrill Lynch Repurchase Agreement, dated
                    4/30/98, at 5.45%, proceeds include interest
                    $25,003,784 (collateralized by $22,470,000 U.S.
                    Treasury Bonds 7.125%, due 2/15/23 valued at
                    $25,503,860)...................................     5/1/98      5.450       25,000,000
       25,000     State Street Repurchase Agreement, dated 4/30/98,
                    at 5.30%, proceeds include interest $25,003,381
                    (collateralized by $25,140,000 U.S. Treasury
                    Bonds 5.125%, due 12/31/98 valued at
                    $25,504,253)...................................     5/1/98      5.300       25,000,000
                                                                                             -------------
                      TOTAL REPURCHASE AGREEMENTS..................                            331,265,000
                                                                                             -------------
                  TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.9%)...................     558,394,408
                  OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)............................         684,359
                                                                                             -------------
                  NET ASSETS (100.0%).....................................................   $ 559,078,767
                                                                                             -------------
                                                                                             -------------

------------------------------
(e) Collateralized partially by:
TVDB $5,600,000, 6.00% through 8.25%, due 11/1/00 through 12/15/43
SLMA $2,735,000, 6.07% through 7.20%, due 5/19/00 through 2/14/02
FNMA $103,938,000, 4.88% through 9.40%, due 7/1/98 through 6/23/25
FMAC $54,510,000, 0.00% through 8.00%, due 5/8/98 through 7/12/21
FHLB $64,485,000, 0.00% through 9.25%, due 5/1/98 through 7/28/17
FCNT $24,355,000, 5.42% through 7.13%, due 8/4/98 through 12/3/07
Total Market Value $261,390,518

Abbreviations used in the Schedule of Investments are as follows:

FCNT-Federal Farm Credit Note, FHLB-Federal Home Loan Bank, FMAC-First Home Mortgage Acceptance Corp., FNMA-Federal National Mortgage Association, SLMA-Student Loan Marketing Association, TVDB-Tennesee Valley Authority Development Bank

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $227,129,408
Repurchase Agreements at Amortized Cost and Value   331,265,000
Cash                                                        651
Interest Receivable                                     784,683
Receivable for Expense Reimbursement                     60,098
Deferred Organization Expenses                           11,715
Prepaid Trustees' Fees                                    1,651
Prepaid Expenses and Other Assets                           156
                                                   ------------
    Total Assets                                    559,253,362
                                                   ------------
LIABILITIES
Advisory Fee Payable                                     99,858
Custody Fee Payable                                      22,687
Administrative Services Fee Payable                      15,194
Organization Expenses Payable                            11,500
Fund Services Fee Payable                                 2,716
Administration Fee Payable                                  627
Accrued Expenses                                         22,013
                                                   ------------
    Total Liabilities                                   174,595
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $559,078,767
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                $10,787,683
EXPENSES
Advisory Fee                                       $ 389,864
Administrative Services Fee                           57,416
Custodian Fees and Expenses                           21,731
Professional Fees and Expenses                        16,511
Fund Services Fee                                      5,983
Administration Fee                                     2,853
Amortization of Organization Expenses                  1,388
Trustees' Fees and Expenses                              829
Miscellaneous                                          4,833
                                                   ---------
    Total Expenses                                   501,408
Less: Reimbursement of Expenses                     (311,744)
                                                   ---------
NET EXPENSES                                                       189,664
                                                               -----------
NET INVESTMENT INCOME                                           10,598,019
NET REALIZED LOSS ON INVESTMENTS                                    (6,813)
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $10,591,206
                                                               -----------
                                                               -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       FOR THE PERIOD
                                                     FOR THE SIX        JULY 7, 1997
                                                    MONTHS ENDED      (COMMENCEMENT OF
                                                   APRIL 30, 1998    OPERATIONS) THROUGH
                                                     (UNAUDITED)      OCTOBER 31, 1997
                                                   ---------------   -------------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    10,598,019   $        1,356,330
Net Realized Gain (Loss) on Investments                     (6,813)               3,337
                                                   ---------------   -------------------
    Net Increase in Net Assets Resulting from
      Operations                                        10,591,206            1,359,667
                                                   ---------------   -------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        3,699,381,143          154,888,508
Withdrawals                                         (3,267,997,582)         (39,144,175)
                                                   ---------------   -------------------
    Net Increase from Investors' Transactions          431,383,561          115,744,333
                                                   ---------------   -------------------
    Total Increase in Net Assets                       441,974,767          117,104,000
NET ASSETS
Beginning of Period                                    117,104,000                   --
                                                   ---------------   -------------------
End of Period                                      $   559,078,767   $      117,104,000
                                                   ---------------   -------------------
                                                   ---------------   -------------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                              FOR THE PERIOD
                                                         FOR THE               JULY 7, 1997
                                                    SIX MONTHS ENDED         (COMMENCEMENT OF
                                                     APRIL 30, 1998         OPERATIONS) THROUGH
                                                       (UNAUDITED)           OCTOBER 31, 1997
                                                   -------------------   -------------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                       0.10%(a)         0.04%(a)
  Net Investment Income                                          5.42%(a)         5.52%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                        0.16%(a)         0.48%(a)

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Treasury Money Market Portfolio (the "portfolio") is one of two subtrusts ("portfolios") comprising Series Portfolio II. Series Portfolio II is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on January 9, 1997. The portfolio commenced operations on July 7, 1997. The portfolio's investment objective is to provide current income, maintain a high level of liquidity and preserve capital. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

      The portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

   d) The portfolio incurred organization expenses in the amount of $14,000. Morgan Guaranty Trust Company of New York ("Morgan") has paid the organization expenses of the portfolio. The portfolio has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the Agreement, the portfolio pays Morgan at an annual rate of 0.20% of the portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the six months ended April 30, 1998, such fees amounted to $389,864.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 1998, the fee for these services amounted to $2,853.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended April 30, 1998, the fee for these services amounted to $57,416.

      In addition, Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio, including the expenses allocated to the fund from the portfolio, at no more than the following respective percentages of average daily net assets of the portfolio for the periods indicated below:

November 1, 1997-November 30, 1997.........................      0.05%
December 1, 1997-May 31, 1998..............................      0.10%
June 1, 1998-November 30, 1998.............................      0.15%
December 1, 1998-February 28, 1999.........................      0.20%

      For the six months ended April 30, 1998, Morgan has agreed to reimburse the portfolio $311,744 for expenses under this agreement. The total operating expenses for the Fund is a blended ratio which is based on reimbursements in effect for the six months ended April 30, 1998 and may not necessarily represent the actual amount incurred by the shareholder.

THE TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1998
--------------------------------------------------------------------------------

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $5,983 for the six months ended April 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds (formerly The JPM Pierpont Funds), the J.P. Morgan Institutional Funds (formerly The JPM Institutional Funds), the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,300.

22